Revenues - Schedule of Handling Charge Income (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options [Member]
Disaggregation of Revenue [Line Items]
Total	$ 7,104,325	$ 6,456,829	$ 15,479,547	$ 13,824,124	$ 28,382,630	$ 28,230,750	$ 7,847,738
Platform and trading fees [Member]
Disaggregation of Revenue [Line Items]
Total	13,001,178	3,908,597	22,172,966	6,245,811	20,662,070	2,446,427	652,583
Handling Charge Income [Member]
Disaggregation of Revenue [Line Items]
Total	$ 20,105,503	$ 10,365,426	$ 37,652,513	$ 20,069,935	$ 49,044,700	$ 30,677,177	$ 8,500,321